SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
SUBSIDIARIES
NOTE 20:	SUBSIDIARIES

a.	Details in respect of subsidiaries:

Presented hereunder is a list of the Group’s subsidiary:

		The Group’s ownership
	Principal	interest
	location of	in the subsidiary for the
	the	year ended
	Company’s	December 31
Name of company	activity	2021	2020
Taptica Inc	USA	100%	100%
Tremor Video Inc	USA	100%	100%
Adinnovation Inc	Japan	100%	57%
Taptica Japan	Japan	100%	100%
Taptica UK	United Kingdom	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1Demand LLC*	USA	100%	100%
Unruly Group LLC	USA	100%	100%
Unruly Group US Holding Inc*	USA	100%	100%
Unruly Holdings Ltd*	UK	100%	100%
Unruly Group Ltd	UK	100%	100%
Unruly Media GmbH	Germany	100%	100%
Unruly Media Pte Ltd*	Singapore	100%	100%
Unruly Media Pty Ltd	Australia	100%	100%
Unruly Media KK	Japan	100%	100%
Unmedia Video Distribution Sdn Bhd	Malaysia	100%	100%
Unruly Media Inc	USA	100%	100%
SpearAd GmbH	Germany	100%	0%

*	Under these companies, there are twenty-nine (29) wholly owned subsidiaries that are inactive and in liquidation process.

b.	Acquisition of subsidiaries and business combinations during the current period:

Acquisition of SpearAd:

On October 18, 2021, the Company completed the acquisition of SpearAd GMBH ("SpearAd"). The Company acquired 100% of the issued and outstanding SpearAd Shares for total consideration of USD 11,016 thousand.

At the same time, some of the SpearAd shareholders entered into Employment Agreements and Restricted Share Agreements to receive 370,000 ordinary shares of NIS 0.01 of the Company, Subject to continues employment and compliance with the performance criteria to be released gradually over a three-year period. The restricted shares were fully issued on the closing date and the fair value was USD 3,484 thousand, which presented as a deduction from the share premium.

As of December 31, 2021, the balance of the Restricted Shares is USD 3,052 thousand.

The following summarizes the major classes of consideration transferred, and the recognized amounts of assets acquired, and liabilities assumed at the acquisition date:

USD thousands

Cash and Cash equivalents	154
Accounts Receivables	20
Other assets	8
Fixed Assets	1
Intangible assets	7,275
Deferred tax Liabilities	(1,504)
Trade payables	(99)
Other Payables	(28)

Net identifiable assets	5,827

The aggregate cash flow derived for the Company as a result of the SpearAd acquisition:

USD thousands

Cash and cash equivalents at SpearAd	154
Acquisition- Related costs	(253)

Acquisition of subsidiary	(99)

The Company incurred acquisition-related costs of USD 253 thousand related to legal fees and due diligence costs. These costs have been included in general and administrative expenses in the statement of operation. As of December 31, 2021, USD 139 out of the acquisition-related costs were paid.

Goodwill

Goodwill was recognized as a result of the acquisition as follows:

USD thousands

Consideration transferred	11,016
Less fair value of identifiable net assets	5,827

Goodwill	5,189

The goodwill is attributable mainly to the increased opportunities for growth and the synergies expected to be achieved from integration into the Company’s digital advertising platforms (Note 7). None of the goodwill recognized is expected to be deductible for tax purposes.

c.	Acquisition of subsidiaries and business combinations during the prior periods:

Acquisition of Unruly:

On January 4, 2020, the Company completed the acquisition of Unruly Holdings Limited and Unruly Media Inc. from News Corp UK & Ireland Limited (“UK Seller”) and News Preferred Holdings Inc. (“US Seller”) for total consideration of: (i) issuance of 7,960,111 Ordinary Shares of the Company to the UK Seller in exchange for a loan in the amount of GBP 12,020 thousand (USD 15,729 thousand) between UK Seller (as “lender”) and Unruly Group Limited (as “borrower”); (ii) GBP 1 to UK Seller for 100% of the issued share capital of Unruly Holdings Limited; and (iii) issuance of 565,212 Ordinary Shares of the Company to the US Seller and USD 1 for 100% of the issued share capital of Unruly Media Inc.

The issuance of an aggregate 8,525,323 Ordinary Shares of the Company to UK Seller and US Seller represented approximately 6.91% of the Company's issued voting share capital at such time. The Sellers agreed not to sell, transfer or otherwise dispose of such Company Ordinary Shares for an 18-month period, subject to customary exceptions.

At the same time, Tremor Video entered into a Master Service Agreement (“MSA”) with the UK seller for an exclusive right to sell outstream video on various News Corp titles world-wide on a committed ad spend of GBP 30,000 thousand over a three-year period with an option to extend the MSA by two quarters at the discretion of UK seller. The obligation for the net discounted future payments exceeding market fair value aggregated to USD 14,073 thousand and is recognized according to the actual consumption. As of December 31, 2021, and December 31,2020 the ad spend liability balance aggregated to USD 7,729 thousand and USD 13,811 thousand respectively.

Acquisition of RhythmOne:

On April 1, 2019, the Company completed Acquisition Transaction (hereinafter- "Acquisition") with RhythmOne Plc, a Company incorporated under the laws of England and Wales, whereby the Company acquired the entire issued ordinary shares of RhythmOne and each RhythmOne shareholder received 28 new shares of the Company (as such new 66,736,485 shares of the Company were issued) for every 33 RhythmOne shares held, so that following the completion of the Acquisition, the Company's current shareholders held 50.1% and, RhythmOne Shareholders held 49.9% of the merged Group. In addition, 849,325 options and 1,058,776 restricted shares units over RhythmOne share awarded were rolled over to 458,946 the Company's options and to 869,962 the Company's restricted units (hereinafter- "Replacement Award"). The consideration of the Acquisition amounted to USD 176,421 thousand (including consideration allocated to issuance of ordinary shares and Replacement Award).